NEW ACCOUNTING PRONOUNCEMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
NEW ACCOUNTING PRONOUNCEMENTS
NEW ACCOUNTING PRONOUNCEMENTS
NOTE 2: NEW ACCOUNTING PRONOUNCEMENTS There were no new accounting standards adopted during the nine months ended September 30, 2012.

NOTE 16: RETROSPECTIVE ADOPTION OF ACCOUNTING STANDARDS

        Under a registration rights agreement executed in connection with the November 2011 private offering of $500 million in aggregate principal amount of its 6.250% notes described in Note 7, the Company is required to file a registration statement with the Securities and Exchange Commission with respect to an offer to exchange such notes for publicly registered notes. Therefore, the Company has begun to follow U.S. GAAP applicable to public companies as defined by the applicable accounting standards and related Securities and Exchange Commission regulations. As a result, the Company retrospectively adopted the following accounting policies in these consolidated financial statements.

Condensed Consolidating Financial Information

        The disclosure requirements related to financial statements of guarantors and issuers of guaranteed securities registered or being registered was applied to all periods presented (see Note 14).

Income Tax Accounting

        The Company adopted the accounting standards that require the entity to calculate its tax provision on the separate return basis as if the entity had not been eligible to be included in a consolidated tax return with its parent. Previously, the Company's subsidiaries that were structured as limited liability companies did not record an income tax provision. This accounting methodology has been applied to the consolidated financial statements and related disclosures for all periods presented.

Comprehensive Income

        As indicated in "Note 2: Summary of Significant Accounting Policies", the Company has adopted new accounting guidance in 2011 on the presentation of comprehensive income. This has resulted in the Company presenting a separate statement of comprehensive income for all periods presented.